Intangible Assets and Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Intangible Assets and Goodwill [Abstract]
Schedule of Amounts Related to Intangible Assets	As a result of the merger with QPhoton, the Company has the following amounts related to intangible assets (in thousands):
	December 31, 2023			December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Non-compete agreement with founder	$3,251	$(1,716)	$1,535	$3,251	$(632)	$2,619
Website domain name and trademark	1,009	(320)	689	1,009	(118)	891
Technology and licensed patents	12,731	(2,880)	9,851	12,731	(1,061)	11,670
Total	$16,991	$(4,915)	$12,076	$16,991	$(1,811)	$15,180

Schedule of Future Amortization Expense	The amortization expense of the Company’s intangible assets for the three and nine months ended September 30, 2024 and 2023 was approximately $780 thousand and $2.3 million, respectively. The Company expects future amortization expense to be the following (in thousands):
Amortization
2024 (remaining three months)	$776
2025	2,472
2026	2,021
2027	1,903
2028	1,819
Thereafter	757
Total	$9,748
The Company expects future amortization expense to be the following (in thousands):
Amortization
2024	$3,104
2025	2,472
2026	2,021
2027	1,903
2028	1,819
Thereafter	757
Total	$12,076

Schedule of Changes in Goodwill	The following table provides a summary of the changes in goodwill for the years ended December 31, 2023 and 2022 (in thousands):
	December 31,
	2023	2022
Goodwill, at beginning of year	$55,573	$-
Goodwill additions	-	55,573
Goodwill, at end of year	$55,573	$55,573

Schedule of Amounts Related to Intangible Assets	As a result of the merger with QPhoton in June 2022 (the “QPhoton Merger”), the Company has the following amounts related to intangible assets (in thousands):
	September 30, 2024			December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Non-compete agreement with founder	$3,251	$(2,528)	$723	$3,251	$(1,715)	$1,536
Website domain name and trademark	1,009	(471)	538	1,009	(320)	689
Technology and licensed patents	12,731	(4,244)	8,487	12,731	(2,880)	9,851
Total	$16,991	$(7,243)	$9,748	$16,991	$(4,915)	$12,076